Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Reverse Stock Split [Abstract]
Reverse Stock Split

19. Reverse Stock Split

On January 30, 2025, we filed a Preliminary Information Statement wherein a majority of the Company’s stockholders approved an amendment to its Articles of Incorporation authorizing a reverse stock split of the Company’s common stock at a ratio of up to 1-for-250 (the “Reverse Split”), to be determined by the Board of Directors prior to the Effective Time (as defined below) of the amendment to the Articles of Incorporation.

The Reverse Split will not impact the par value of the Company’s common stock or the authorized number of shares of common stock. Our unaudited consolidated financial statements and the notes thereto are presented giving effect to the Reverse Split.

21. Reverse Stock Split

On January 30, 2025, we filed a Preliminary Information Statement wherein a majority of our stockholders approved an amendment to our Articles of Incorporation authorizing a reverse stock split of our common stock ranging up to a ratio of 1-for-250 (the “Reverse Split”), to be determined by the Board of Directors prior to the Effective Time (as defined below) of the amendment to the Articles of Incorporation.

The Reverse Split will not impact the par value of the Company’s common stock or the authorized number of shares of common stock. Our audited consolidated financial statements and the notes thereto are presented giving effect to the Reverse Split.